Private Placement - Additional Information (Detail) - USD ($)		3 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Feb. 19, 2021
Private Placement Details [Line Items]
Initial Public Offering, price per unit	$ 0.35	$ 0.35
Initial Public Offering, gross proceeds		$ 8,500,000
Warrants exercise price per share		$ 11.50
Over-Allotment Option [Member]
Private Placement Details [Line Items]
Initial Public Offering, price per unit			$ 10.00
Private Placement [Member]
Private Placement Details [Line Items]
Initial Public Offering, units	3,750,000
Initial Public Offering, price per unit	$ 2.00
Initial Public Offering, gross proceeds	$ 7,500,000
Private Placement [Member] | Class A Ordinary Share [Member]
Private Placement Details [Line Items]
Number of shares warrant exercises	1
Warrants exercise price per share	$ 11.50
Lock in period of warrants	30 days
Private Placement [Member] | Over-Allotment Option [Member]
Private Placement Details [Line Items]
Initial Public Offering, units	4,162,500
Initial Public Offering, gross proceeds	$ 8,300,000